Stockholders' Equity (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 24, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Details) [Line Items]
Issued and outstanding common stock, percentage		20.00%
Stockholders equity stock split, description	the Sponsor effectuated a recapitalization of the Company, which included a 2.5-for-1 stock split. On October 5, 2020, the Sponsor returned to the Company, at no cost, an aggregate of 8,625,000 Founder Shares, which were cancelled. The foregoing transactions resulted in an aggregate of 5,750,000 Founder Shares outstanding and held by the initial stockholders.
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Public warrants, term			5 years
Public warrants, description			The Company may redeem the Public Warrants (except with respect to the warrants included in the Private Placement Units): • in whole and not in part; • at a price of $0.01 per warrant; • at any time during the exercise period; • upon a minimum of 30 days’ prior written notice of redemption; • if, and only if, the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20-trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders; and • if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Excess Stock, Shares Issued		2,541,147	2,174,226
Excess Stock, Shares Outstanding			2,174,226
Common stock subject to possible redemption		20,958,853	21,325,774	0
Common stock, shares issued		2,541,147	2,174,226	0
Common stock, share outstanding		2,541,147	2,174,226	0
Class A Common Stock [Member] | Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued (in Dollars)		$ 500,000	$ 500,000
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		30,000,000	30,000,000	30,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		5,750,000	5,750,000	5,750,000
Common stock, share outstanding		5,750,000	5,750,000	5,750,000
Issued and outstanding common stock, percentage		20.00%	20.00%